Condensed Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ (4,602,174)	$ 3,983,010
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Stock-based compensation expense	1,031,798	587,576
Change in fair value of warrants	100,000	(2,200,000)
Depreciation and amortization	165,304	176,690
Deferred rent expense	(49,990)	(51,130)
Foreign currency exchange gain	(14,595)	47,970
Changes in operating assets and liabilities:
Accounts receivable	(15,048,826)	314,770
Prepaid expenses and other current assets	13,970	24,211
Accounts payable and accrued expenses	1,602,218	(1,266,178)
Deferred contract revenue	13,215,427	(2,673,760)
Deposits and other assets	1,064	2,055
Net cash provided by (used in) operating activities	(3,585,804)	(1,054,786)
Cash flows from investing activities:
Equipment and leasehold improvement expenditures	(1,958)	(109,567)
Patent expenditures	(466,582)	(460,288)
Net cash used in investing activities	(468,540)	(569,855)
Cash flows from financing activities:
Proceeds from sale of common stock and warrants, net	4,677,980
Proceeds from options and warrants exercised	23,500	35,812
Repayments of leasehold improvement debt	(15,116)	(15,278)
Net cash provided by financing activities	4,686,364	20,534
Net increase (decrease) in cash and cash equivalents	632,020	(1,604,107)
Cash and cash equivalents at beginning of period	6,171,486	7,775,593
Cash and cash equivalents at end of period	6,803,506	6,171,486
Cash paid during the period for:
Income taxes	1,600	1,600
Supplemental Schedule of Non-cash Investing and Financing Activities:
Change in fair value of warrant liability	$ 100,000	$ (2,200,000)